Unaudited Interim Condensed Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Thousands	3 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Statement of Comprehensive Income [Abstract]
Net income (loss)	$ 772	$ (2,361)
Other comprehensive loss:
Net unrealized investment losses	(592)	0
Foreign currency translation adjustments for the period	(9)	0
Comprehensive income (loss)	$ 171	$ (2,361)